Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	May 06, 2016 CAD
Disclosure of detailed information about financial instruments [line items]
Maximum amount of credit risk exposure	CAD 1,252,600,000	CAD 1,203,500,000
Number of target days of revenue in trade receivables	55 days	57 days
Amount of revolving credit facility			CAD 1,250,000,000
0.5% Increase in interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on net income	CAD 2,500,000
0.5% Decrease in interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on net income	2,500,000
1.0% Increase in equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Equity price impact on comprehensive income	400,000
1.0% Decrease in equity Price risk [member]
Disclosure of detailed information about financial instruments [line items]
Equity price impact on comprehensive income	CAD 400,000
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Net debt to EBITDA ratio	2.5
Top of range [member] | One point zero percentage decrease in exchange rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on net income	CAD 200,000
Top of range [member] | One point zero percentage increase in exchange rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on net income	200,000
Revolving credit facilities [member]
Disclosure of detailed information about financial instruments [line items]
Amount of revolving credit facility	800,000,000		CAD 800,000,000
Unused capacity amount	CAD 538,300,000	CAD 329,200,000